Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Class AAA
C000050409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Advisor Class
Without Sales Load [Member] | C000002886
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%	7.61%	4.87%	3.32%
Without Sales Load [Member] | C000050409
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%	7.29%	4.61%	3.06%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	4.68%	2.76%	1.98%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%	4.45%	2.61%	1.71%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	4.68%	2.76%	1.98%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.01%	4.45%	2.61%	1.71%